Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2021	Nov. 23, 2020	Feb. 29, 2020	Apr. 15, 2019	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 03, 2021	Oct. 31, 2020	Jun. 30, 2020	Jan. 31, 2020	Feb. 28, 2019	Feb. 28, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company						Oct. 02, 2020
Proceeds from warrant issue		$ 6,600,000
Payment to acquire restricted investments		$ 230,000,000.0
Restricted investment value per share		$ 10.00
Term Of Restricted Investments		185 days				185 days
Minimum networth to effect a business combination						$ 5,000,001
Percentage of public shares to be redeemed in case business combination is not consummated						100.00%
Period within which business combination must be completed from the date of closure of initial public offering						24 days
Period within which business combination must be completed from the date of closure of initial public offering in case letter of intent is executed						27 days
Period within which the public shares shall be redeemed						10 days
Provision for working capital needs						$ 165,000
Expenses payable on liquidation						$ 100,000
Per share amount to be maintained in the trust account						$ 10.00
Comcast Ventures, LLC [Member] | Beneficial Owner [Member] | Accelerate Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Related party transaction,expenses							$ 120,000	$ 120,000
Hippo [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration transferred	$ 5,522,000,000
Business combination, shares value	5,000,000,000
Cash acquired	$ 522,000,000
Business combination, per share	$ 10.00
RTPZ Merger Sub Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Shares Subscribed but Unissued										55,000,000
Common Stock, Value, Subscriptions										$ 550,000,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquires assets as a percentage of net market value of assets held in trust account		80.00%
Equity method investment ownership percentage		50.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00			$ 10.00		$ 10.00
Proceeds from initial public offering		$ 230,000,000.0
Adjustment to additional paid in capital stock issuance costs		13,100,000
Deferred underwriting commissions		$ 8,100,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Public Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share						$ 10.00
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of public shares eligible to be transferred or redeemed without any restriction						15.00%
Provision for working capital needs						$ 165,000
Common stock, par or stated value per share					0.0001	$ 0.0001	0.0001
Class A Ordinary Shares | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		3,000,000
Class A Ordinary Shares | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		23,000,000
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par or stated value per share					0.0001	0.0001	0.0001
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period		4,400,000
Class of warrants or rights warrants issue price per unit		$ 1.50
Hippo Enterprises Inc And Subsidiaries [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, consideration transferred				$ 15,900,000
Common stock, par or stated value per share					$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001				$ 0.000001
Average retained insurance risk, Percentage													10.00%
Accounts Receivable Allowance for doubtful accounts					$ 500,000	$ 400,000	$ 500,000	$ 0.0
Premium deficiency					0		0	0
Depreciation expense							$ 400,000	200,000
Capitalized internal use software costs are amortized, Estimated useful life							5 years
Advertising expense							$ 11,800,000	22,800,000
Percentage of tax benefits to be realized for recognition in the income statement							50.00%
Hippo Enterprises Inc And Subsidiaries [Member] | Agency aggregator agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition transaction expense					$ 9.9		$ 9.9	7,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | Comcast Neptune, LLC [Member] | Beneficial Owner [Member] | Master Services Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership in the common stock			5.00%
Related party transaction,expenses			$ 3,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | Comcast Ventures, LP [Member] | Beneficial Owner [Member] | Master Services Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership in the common stock											5.00%
Related party transaction,expenses							$ 2,200,000	2,200,000
Hippo Enterprises Inc And Subsidiaries [Member] | Comcast Ventures, LLC [Member] | Beneficial Owner [Member] | Accelerate Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership in the common stock														5.00%
Hippo Enterprises Inc And Subsidiaries [Member] | Comcast Warranty and Home Insurance Agency, LLC [Member] | Beneficial Owner [Member] | Co - Marketing Program Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership in the common stock															5.00%
Related party transaction,expenses								$ 500,000	$ 500,000
Hippo Enterprises Inc And Subsidiaries [Member] | Furniture, Fixtures, and Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Property plant and equipment estimated useful life							three years
Hippo Enterprises Inc And Subsidiaries [Member] | Computer Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Property plant and equipment estimated useful life							two years
Hippo Enterprises Inc And Subsidiaries [Member] | First Connect Insurance Services [Member] | President and Chief Executive Officer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business acquisition,equity interest in acquiree prior to transaction amount							$ 6.4
Reinvent Technology Partners Z [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company					Oct. 02, 2020
Proceeds from initial public offering					$ 230,000,000
Adjustment to additional paid in capital stock issuance costs					12,703,714
Proceeds from warrant issue		$ 6,600,000			6,600,000
Payment to acquire restricted investments		$ 230,000,000.0			$ 230,000,000
Restricted investment value per share		$ 10.00
Term Of Restricted Investments					185 days
Equity method investment ownership percentage		20.00%
Minimum networth to effect a business combination					$ 5,000,001		$ 5,000,001
Percentage of public shares to be redeemed in case business combination is not consummated					100.00%		100.00%
Period within which business combination must be completed from the date of closure of initial public offering					24 months
Period within which business combination must be completed from the date of closure of initial public offering in case letter of intent is executed					27 months
Period within which the public shares shall be redeemed					10 days
Provision for working capital needs					$ 165,000		$ 165,000
Expenses payable on liquidation					$ 100,000		$ 100,000
Per share amount to be maintained in the trust account					$ 10.00		$ 10.00
Reinvent Technology Partners Z [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquires assets as a percentage of net market value of assets held in trust account		80.00%
Equity method investment ownership percentage		50.00%
Reinvent Technology Partners Z [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offering		$ 230,000,000.0
Adjustment to additional paid in capital stock issuance costs		13,100,000
Deferred underwriting commissions		$ 8,100,000
Reinvent Technology Partners Z [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share		$ 10.00
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		23,000,000
Percentage of public shares eligible to be transferred or redeemed without any restriction					15.00%		15.00%
Provision for working capital needs					$ 165,000		$ 165,000
Common stock, par or stated value per share		$ 0.0001			$ 0.0001		$ 0.0001
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		3,000,000
Reinvent Technology Partners Z [Member] | Class A Ordinary Shares | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		23,000,000
Reinvent Technology Partners Z [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		5,750,000
Common stock, par or stated value per share		$ 0.0001			$ 0.0001		$ 0.0001
Reinvent Technology Partners Z [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period		4,400,000
Class of warrants or rights warrants issue price per unit		$ 1.50